12. FINANCIAL ASSETS AND LIABILITIES (Details 12) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	$ 15,820	$ 22,738
Total assets	60,464	55,715
Total liabilities	105,548	93,011
Level 1
Disclosure of financial assets [line items]
Derivative financial instruments	0	0
Other receivables	122	870
Total assets	15,395	22,446
Derivative financial instruments	0	0
Total liabilities	0	0
Level 2
Disclosure of financial assets [line items]
Derivative financial instruments	3	5
Other receivables	0	0
Total assets	3	5
Derivative financial instruments	49	120
Total liabilities	49	120
Level 3
Disclosure of financial assets [line items]
Derivative financial instruments	0	0
Other receivables	0	0
Total assets	422	221
Derivative financial instruments	0	0
Total liabilities	0	0
Total
Disclosure of financial assets [line items]
Derivative financial instruments	3	5
Other receivables	122	870
Total assets	15,820	22,672
Derivative financial instruments	49	120
Total liabilities	49	120
Government securities
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	11,234	7,418
Government securities | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	11,234	7,418
Government securities | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	0	0
Government securities | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	0	0
Shares
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	466
Shares | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	44
Shares | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	0
Shares | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	422
Trust
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss		221
Trust | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss		0
Trust | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss		0
Trust | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss		221
Investment funds
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	3,995	14,158
Investment funds | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	3,995	14,158
Investment funds | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	0	0
Investment funds | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	$ 0	$ 0